Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended										3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended								12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended										3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 Services Provided By Related Party [Member] USD ($)	Jun. 30, 2014 Services Provided To Related Party [Member] USD ($)	Jun. 30, 2013 Services Provided To Related Party [Member] USD ($)	Jun. 30, 2014 Operating Lease Agreements [Member] USD ($)	Jun. 30, 2013 Operating Lease Agreements [Member] USD ($)	Jun. 30, 2014 Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Sales To Related Party [Member] USD ($)	Jun. 30, 2014 Purchases From Related Party [Member] USD ($)	Jun. 30, 2013 Purchases From Related Party [Member] USD ($)	Jun. 30, 2014 accounts payable USD ($)	Dec. 31, 2013 accounts payable USD ($)	Jun. 30, 2014 accounts receivable USD ($)	Dec. 31, 2013 accounts receivable USD ($)	Jun. 30, 2014 Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2013 Accounts Receivable Serices [Member] USD ($)	Jun. 30, 2014 Accounts Payable Serices [Member] USD ($)	Dec. 31, 2013 Accounts Payable Serices [Member] USD ($)	Jun. 30, 2014 Fresenius SE [Member] USD ($)	Jun. 30, 2014 Fresenius SE [Member] EUR (€)	Jun. 30, 2014 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2014 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2014 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2014 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Receivable Serices [Member] USD ($)	Jun. 30, 2014 Fresenius SE [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Payable Serices [Member] USD ($)	Jun. 30, 2014 General Partner [Member] USD ($)	Jun. 30, 2014 General Partner [Member] EUR (€)	Jun. 30, 2014 Equity Method Investees [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2013 Equity Method Investees [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2014 Equity Method Investees [Member] Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2013 Equity Method Investees [Member] Accounts Receivable Serices [Member] USD ($)	Jun. 30, 2014 Equity Method Investees [Member] equity method investee USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] EUR (€)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] accounts payable USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] accounts payable USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] accounts receivable USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] accounts receivable USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Receivable Serices [Member] USD ($)	Jun. 30, 2014 Fresenius SE Subsidiary [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Payable Serices [Member] USD ($)	Jun. 30, 2014 General partner extensions [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 1		$ 39,782	$ 57,253	$ 14,312	$ 13,934	$ 14,256	$ 13,317	$ 24,710	$ 15,598	$ 23,153	$ 30,930	$ 4,546	$ 7,231	$ 20,705	$ 18,587	$ 4,664	$ 21,556	$ 6,718	$ 4,265			$ 11,757	$ 11,406	$ 184	$ 208	$ 5,299	$ 4,871		$ 17	$ 245	$ 4,253	$ 2,365			$ 9,782	$ 10,547	$ 3,999	$ 20,336	$ 22,500		$ 28,025	$ 45,847	$ 4,346	$ 3,179	$ 8,957	$ 8,446	$ 24,710	$ 15,581	$ 23,153	$ 30,930	$ 16,116	€ 11,800	$ 4,546	$ 7,231	$ 20,705	$ 18,587	$ 664	$ 975	$ 2,465	$ 1,900
Due to related parties	164,499	123,929																																2,049	1,500						57,515
Interest rate																																		1.335%	1.335%					2.5366%	6.10%											5.25%	5.25%									1.875%
Date of repayment																					Jul. 31, 2014	Jul. 31, 2014																			May 23, 2014
Advances received																					$ 157,886	€ 115,600
Interest rate, advances received																					1.474%	1.474%